Fair Value Measurements (Details) - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Investments - at fair value	$ 20,044,135	$ 21,910,480
Associated Benefits Corporation One
EBP, Investment, Fair Value and NAV [Line Items]
Redemption, notice period	12 months
Associated Benefits Corporation Two
EBP, Investment, Fair Value and NAV [Line Items]
Redemption, notice period	12 months
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments - at fair value	$ 684
NAV | Associated Benefits Corporation One
EBP, Investment, Fair Value and NAV [Line Items]
Investments - at fair value	130
NAV | Associated Benefits Corporation Two
EBP, Investment, Fair Value and NAV [Line Items]
Investments - at fair value	$ 554